Financial Instrument Risk - Maximum Exposure to Credit Risk (Details) - Credit risk - GBP (£) £ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of credit risk exposure [line items]
Total	£ 188,187	£ 183,941
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Total	69,884	101,327
Trade and other receivables
Disclosure of credit risk exposure [line items]
Total	£ 118,303	£ 82,614